UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (9.4%)[a]	Value
Basic Materials (0.5%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$92,000	5.250%, 10/18/2017[b,c]	$92,213
	Ineos Group Holdings, Ltd., Term Loan
92,000	4.000%, 5/2/2018[b,c]	90,902
	MRC Global, Inc., Term Loan
68,826	6.000%, 11/8/2019[b,c]	69,084

	Total	252,199

Capital Goods (0.7%)
	ADS Waste Holdings, Term Loan
91,769	4.250%, 10/9/2019	91,669
	Berry Plastics Group, Inc., Term Loan
45,884	3.500%, 2/8/2020	45,346
	Rexnord, LLC, Term Loan
92,000	4.000%, 8/14/2020	90,850
	Silver II Borrower, Term Loan
91,769	4.000%, 12/13/2019	90,851

	Total	318,716

Communications Services (3.4%)
	Charter Communications Operating, LLC, Term Loan
45,885	3.000%, 12/21/2020	45,350
	Cincinnati Bell, Inc., Term Loan
92,000	4.000%, 8/9/2020	91,379
	Clear Channel Communications, Inc., Term Loan
92,000	6.929%, 1/30/2019	85,238
	Cricket Communications, Inc., Term Loan
69,000	4.750%, 3/8/2020	68,939
	Cumulus Media Holdings, Inc., Term Loan
44,213	4.500%, 9/17/2018[b,c]	44,445
	Fairpoint Communications, Term Loan
92,000	7.500%, 2/14/2019[b,c]	92,588
	Grande Communications Networks, LLC, Term Loan
91,770	4.500%, 5/29/2020	91,464
	Integra Telecom Holdings, Inc., Term Loan
92,000	5.250%, 2/22/2019[b,c]	92,460
	Intelsat Jackson Holdings SA, Term Loan
46,000	4.250%, 4/2/2018	46,034
	Level 3 Communications, Inc., Term Loan
46,000	4.000%, 8/1/2019[b,c]	45,908
	LTS Buyer, LLC, Term Loan
68,828	4.500%, 4/13/2020	69,021
	McGraw-Hill Global Education Holdings, LLC, Term Loan
91,769	9.000%, 3/22/2019	92,730
	NEP Broadcasting, LLC, Term Loan
92,000	4.750%, 1/22/2020[b,c]	92,173
	NTelos, Inc., Term Loan
91,768	5.750%, 11/9/2019	91,241

Principal Amount	Bank Loans (9.4%)[a]	Value
Communications Services (3.4%) - continued
	Puerto Rico Cable Aqquisition Company, Inc., Term Loan
$75,000	5.500%, 7/31/2018	$74,813
	TNS, Inc., Term Loan
46,000	5.000%, 2/14/2020[b,c]	46,287
	Univision Communications, Inc., Term Loan
91,769	4.500%, 2/28/2020	91,397
	Virgin Media Investment Holdings, Ltd., Term Loan
69,000	3.500%, 6/8/2020	68,549
	Visant Corporation, Term Loan
57,500	5.250%, 12/22/2016[b,c]	55,662
	WideOpenWest Finance, LLC, Term Loan
80,298	4.750%, 3/26/2019[b,c]	80,760
	Yankee Cable Acquisition, LLC, Term Loan
91,770	5.250%, 8/26/2016	92,045
	Zayo Group, LLC, Term Loan
80,297	4.500%, 7/2/2019	80,251

	Total	1,638,734

Consumer Cyclical (1.4%)
	Bally Technologies, Inc., Term Loan
46,000	0.000%, 8/21/2020[b,c]	45,928
	Burlington Coat Factory Warehouse Corporation, Term Loan
69,000	4.250%, 2/23/2017	68,983
	Cenveo Corporation, Term Loan
88,902	6.250%, 2/13/2017	89,198
	Ceridian Corporation, Term Loan
92,000	4.429%, 5/9/2017	91,943
	J.C. Penney Corporation, Inc., Term Loan
92,000	6.000%, 5/22/2018[b,c]	89,094
	MGM Resorts International, Term Loan
34,500	3.500%, 12/20/2019[b,c]	34,322
	ROC Finance, LLC, Term Loan
92,000	5.000%, 6/20/2019	91,914
	Scientific Games International, Inc., Term Loan
92,000	4.250%, 5/22/2020[b,c]	91,195
	Toys R Us, Inc., Term Loan
91,759	5.250%, 5/25/2018	86,540

	Total	689,117

Consumer Non-Cyclical (1.3%)
	Albertsons, LLC, Term Loan
50,000	0.000%, 3/21/2019[b,c]	49,719
92,000	4.750%, 3/21/2019[b,c]	91,713
	Biomet, Inc., Term Loan
99,750	0.000%, 7/25/2017[b,c]	100,046
	CHS/Community Health Systems, Inc., Term Loan
46,000	3.760%, 1/25/2017	45,936
	Del Monte Corporation, Term Loan
46,000	4.000%, 3/8/2018[b,c]	45,782

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (9.4%)[a]	Value
Consumer Non-Cyclical (1.3%) - continued
	DJO Finance, LLC, Term Loan
$46,000	4.750%, 9/15/2017[b,c]	$46,069
	JBS USA, LLC, Term Loan
68,827	3.750%, 5/25/2018	68,483
	Roundy’s Supermarkets, Inc., Term Loan
91,767	5.750%, 2/13/2019[b,c]	89,767
	Supervalu, Inc., Term Loan
92,000	5.000%, 3/21/2019[b,c]	91,655

	Total	629,170

Energy (0.3%)
	Arch Coal, Inc., Term Loan
92,000	5.750%, 5/16/2018[b,c]	89,183
	Pacific Drilling SA, Term Loan
69,000	4.500%, 6/3/2018[b,c]	69,224

	Total	158,407

Financials (0.5%)
	Harland Clarke Holdings Corporation, Term Loan
91,425	7.000%, 5/22/2018	90,226
	Interactive Data Corporation, Term Loan
34,500	3.750%, 2/11/2018	34,306
	Springleaf Financial Funding Company, Term Loan
46,000	5.500%, 5/10/2017[b,c]	46,010
	WaveDivision Holdings, LLC, Term Loan
57,356	4.000%, 10/12/2019	57,269

	Total	227,811

Technology (0.7%)
	BMC Software, Inc., Term Loan
92,000	5.000%, 8/7/2020[b,c]	91,954
	First Data Corporation Extended, Term Loan
92,000	4.184%, 3/23/2018	91,011
	Freescale Semiconductor, Inc., Term Loan
91,769	5.000%, 2/13/2020	92,047
	Infor US, Inc., Term Loan
46,000	3.750%, 6/3/2020	45,521

	Total	320,533

Transportation (0.4%)
	American Airlines, Inc., Term Loan
91,770	4.750%, 6/21/2019	90,986
	U.S. Airways, Inc., Term Loan
92,000	4.250%, 5/21/2019	91,343

	Total	182,329

Utilities (0.2%)
	Calpine Corporation, Term Loan
34,412	4.000%, 4/1/2018	34,415

Principal Amount	Bank Loans (9.4%)[a]	Value
Utilities (0.2%) - continued
	Intergen NV, Term Loan
$91,770	5.500%, 6/5/2020	$91,387

	Total	125,802

	Total Bank Loans (cost $4,567,694)	4,542,818

Shares	Common Stock (70.2%)	Value
Consumer Discretionary (5.9%)
2,100	CEC Entertainment, Inc.	96,306
11,245	Comcast Corporation	507,712
4,000	Dana Holding Corporation	91,360
2,700	Dillard’s, Inc.	211,410
4,810	Home Depot, Inc.	364,838
6,100	Las Vegas Sands Corporation	405,162
900	McDonald’s Corporation	86,589
3,500	National CineMedia, Inc.	66,010
5,100	Starwood Hotels & Resorts Worldwide, Inc.	338,895
2,247	Strayer Education, Inc.	93,295
2,663	Target Corporation	170,379
3,560	Thomson Reuters Corporation	124,636
2,257	TJX Companies, Inc.	127,272
1,100	Viacom, Inc.	91,938
1,000	Wyndham Worldwide Corporation	60,970

	Total	2,836,772

Consumer Staples (7.8%)
9,400	Altria Group, Inc.	322,890
3,100	Andersons, Inc.	216,690
8,899	Coca-Cola Company	337,094
1,800	Coca-Cola Enterprises, Inc.	72,378
1,343	Colgate-Palmolive Company	79,640
7,541	CVS Caremark Corporation	427,952
5,600	Dr Pepper Snapple Group, Inc.	250,992
2,138	Energizer Holdings, Inc.	194,879
3,681	General Mills, Inc.	176,393
4,522	PepsiCo, Inc.	359,499
11,252	Pinnacle Foods, Inc.	297,840
4,110	Procter & Gamble Company	310,675
2,247	Reynolds American, Inc.	109,609
2,200	Tootsie Roll Industries, Inc.	67,804
6,876	Wal-Mart Stores, Inc.	508,549

	Total	3,732,884

Energy (7.6%)
900	Bristow Group, Inc.	65,484
7,355	Chevron Corporation	893,633
8,644	ConocoPhillips	600,844
3,700	Denbury Resources, Inc.[d]	68,117
10,981	Exxon Mobil Corporation	944,805
21,000	Nabors Industries, Ltd.	337,260
1,300	Seadrill, Ltd.	58,604
4,900	Targa Resources Corporation	357,504
5,300	Teekay Corporation	226,575
2,672	Transocean, Ltd.	118,904

	Total	3,671,730

Financials (15.1%)
5,488	ACE, Ltd.	513,457
1,976	Aflac, Inc.	122,492

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (70.2%)	Value
Financials (15.1%) - continued
800	Alleghany Corporation[d]	$327,720
5,000	American Express Company	377,600
13,900	Ashford Hospitality Trust, Inc.	171,526
7,995	Aspen Insurance Holdings, Ltd.	290,139
1,300	Berkshire Hathaway, Inc.[d]	147,563
3,500	Chatham Lodging Trust	62,510
2,334	Coresite Realty Corporation	79,216
4,000	Dime Community Bancshares, Inc.	66,600
6,900	Discover Financial Services	348,726
11,400	Fifth Third Bancorp	205,656
10,200	First Financial Bancorp	154,734
6,700	Hancock Holding Company	210,246
3,500	Horace Mann Educators Corporation	99,330
10,400	Huntington Bancshares, Inc.	85,904
3,944	Interactive Brokers Group, Inc.	74,029
2,500	iShares JP Morgan USD Emerging Markets Bond ETF	272,500
11,514	iShares S&P U.S. Preferred Stock Index Fund	437,532
3,993	J.P. Morgan Chase & Company	206,398
5,500	KeyCorp	62,700
425	MasterCard, Inc.	285,931
3,105	PartnerRe, Ltd.	284,232
17,948	PowerShares Preferred Portfolio	245,708
5,400	Prudential Financial, Inc.	421,092
4,566	Travelers Companies, Inc.	387,060
5,703	U.S. Bancorp	208,616
22,435	Wells Fargo & Company	927,014
1,300	Westamerica Bancorporation	64,662
3,100	Zions Bancorporation	85,002

	Total	7,225,895

Health Care (8.9%)
12,413	Abbott Laboratories	411,987
1,719	AmerisourceBergen Corporation	105,031
1,536	Amgen, Inc.	171,940
8,300	Community Health Systems, Inc.	344,450
1,200	Computer Programs and Systems, Inc.	70,200
1,823	Eli Lilly and Company	91,752
1,200	Henry Schein, Inc.[d]	124,440
3,898	Johnson & Johnson	337,918
11,506	Medtronic, Inc.	612,694
44,448	PDL BioPharma, Inc.	354,251
35,810	Pfizer, Inc.	1,028,105
1,700	St. Jude Medical, Inc.	91,188
4,300	WellPoint, Inc.	359,523
1,900	Zimmer Holdings, Inc.	156,066

	Total	4,259,545

Industrials (8.8%)
2,230	3M Company	266,284
3,100	Altra Holdings, Inc.	83,421
7,700	AMETEK, Inc.	354,354
4,800	Brink’s Company	135,840
1,700	C.H. Robinson Worldwide, Inc.	101,252
1,800	Donaldson Company, Inc.	68,634
18,681	Exelis, Inc.	293,479
5,400	John Bean Technologies Corporation	134,352
3,400	Landstar System, Inc.	190,332
2,650	Lockheed Martin Corporation	338,008

Shares	Common Stock (70.2%)	Value
Industrials (8.8%) - continued
6,885	Northrop Grumman Corporation	$655,865
6,290	Raytheon Company	484,770
11,190	Republic Services, Inc.	373,298
2,700	Roper Industries, Inc.	358,749
3,600	Waste Connections, Inc.	163,476
5,200	Woodward, Inc.	212,316

	Total	4,214,430

Information Technology (8.2%)
900	Accenture plc	66,276
7,100	Agilent Technologies, Inc.	363,875
5,700	Amdocs, Ltd.	208,848
2,600	Cabot Microelectronics Corporation[d]	100,152
26,911	Cisco Systems, Inc.	630,255
6,568	Computer Sciences Corporation	339,828
5,300	EPIQ Systems, Inc.	70,066
3,300	Fiserv, Inc.[d]	333,465
4,100	Hewlett-Packard Company	86,018
2,740	International Business Machines Corporation	507,393
5,525	Leidos Holdings, Inc.	251,498
1,100	Littelfuse, Inc.	86,042
6,600	ManTech International Corporation	189,816
2,600	Motorola Solutions, Inc.	154,388
4,151	Oracle Corporation	137,689
3,157	Science Applications International Corporation[d]	106,549
6,400	Xerox Corporation	65,856
6,500	Yahoo!, Inc.[d]	215,540

	Total	3,913,554

Materials (2.2%)
33,300	Alcoa, Inc.	270,396
958	CF Industries Holdings, Inc.	201,975
1,900	Cytec Industries, Inc.	154,584
2,400	Minerals Technologies, Inc.	118,488
964	Monsanto Company	100,613
2,700	Sigma-Aldrich Corporation	230,310

	Total	1,076,366

Telecommunications Services (3.1%)
18,602	AT&T, Inc.	629,120
1,300	Atlantic Tele-Network, Inc.	67,769
7,400	TW Telecom, Inc.[d]	221,001
11,953	Verizon Communications, Inc.	557,727

	Total	1,475,617

Utilities (2.6%)
5,100	AES Corporation	67,779
4,763	CenterPoint Energy, Inc.	114,169
3,125	Empire District Electric Company	67,687
2,015	Laclede Group, Inc.	90,675
1,100	MGE Energy, Inc.	60,005
2,438	Otter Tail Corporation	67,289
2,263	PG&E Corporation	92,602
1,535	Pinnacle West Capital Corporation	84,026
8,644	Southern Company	355,960
1,400	WGL Holdings, Inc.	59,794

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (70.2%)	Value
Utilities (2.6%) - continued
4,754	Wisconsin Energy Corporation	$191,967
	Total	1,251,953

	Total Common Stock (cost $32,081,134)	33,658,746

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Basic Materials (0.5%)
	BHP Billiton Finance USA, Ltd.
24,000	2.050%, 9/30/2018	24,034
	FMG Resources Pty. Ltd.
23,677	6.875%, 2/1/2018[e]	24,742
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
23,677	8.875%, 2/1/2018	24,506
	Ineos Finance plc
28,000	7.500%, 5/1/2020[e]	30,030
	Inmet Mining Corporation
23,677	8.750%, 6/1/2020[e]	25,334
	LyondellBasell Industries NV
45,000	5.000%, 4/15/2019	49,534
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[e]	35,605
	Xstrata Finance Canada, Ltd.
47,000	2.050%, 10/23/2015[e]	47,128

	Total	260,913

Capital Goods (0.5%)
	Cemex Finance, LLC
23,677	9.375%, 10/12/2017[e]	25,926
	CNH Capital, LLC
23,677	3.625%, 4/15/2018	23,559
	Eaton Corporation
12,000	1.500%, 11/2/2017[e]	11,831
	Nortek, Inc.
23,677	8.500%, 4/15/2021	25,749
	Reynolds Group Issuer, Inc.
23,677	9.875%, 8/15/2019	25,690
	Roper Industries, Inc.
30,000	1.850%, 11/15/2017	29,870
	Textron, Inc.
47,000	6.200%, 3/15/2015	50,209
	United Rentals North America, Inc.
30,000	7.375%, 5/15/2020	32,325

	Total	225,159

Collateralized Mortgage Obligations (0.8%)
	Citigroup Mortgage Loan Trust, Inc.
51,884	3.024%, 3/25/2037	37,111
	Countrywide Alternative Loan Trust
104,594	6.500%, 8/25/2036	71,307
	HomeBanc Mortgage Trust
55,189	2.431%, 4/25/2037	37,705
	J.P. Morgan Mortgage Trust
111,773	2.728%, 1/25/2037	94,388
	MortgageIT Trust
92,866	0.439%, 12/25/2035[f]	82,254

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	Wells Fargo Mortgage Backed Securities Trust
$81,128	2.634%, 7/25/2036	$74,427

	Total	397,192

Communications Services (1.5%)
	AMC Networks, Inc.
23,677	7.750%, 7/15/2021	26,341
	America Movil SAB de CV
45,000	2.375%, 9/8/2016	45,756
	American Tower Corporation
47,000	4.500%, 1/15/2018	49,638
	AT&T, Inc.
46,000	2.400%, 8/15/2016	47,493
	CCO Holdings, LLC
23,677	7.000%, 1/15/2019	25,068
	CenturyLink, Inc.
23,677	5.625%, 4/1/2020	23,115
	Digicel, Ltd.
23,677	6.000%, 4/15/2021[e]	22,256
	DIRECTV Holdings, LLC
47,000	3.500%, 3/1/2016	48,997
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	31,725
	Intelsat Jackson Holdings SA
23,677	7.250%, 10/15/2020	25,275
	Level 3 Financing, Inc.
30,000	8.625%, 7/15/2020	32,775
	NBCUniversal Media, LLC
47,000	2.875%, 4/1/2016	49,221
	Sprint Nextel Corporation
23,677	9.000%, 11/15/2018[e]	27,761
	Telefonica Emisiones SAU
12,000	3.729%, 4/27/2015	12,351
	Univision Communications, Inc.
40,000	7.875%, 11/1/2020[e]	43,750
	UPCB Finance V, Ltd.
40,000	7.250%, 11/15/2021[e]	43,600
	Verizon Communications, Inc.
36,000	2.500%, 9/15/2016	37,105
46,000	5.500%, 2/15/2018	52,102
25,000	3.650%, 9/14/2018	26,342
	WideOpenWest Finance, LLC
40,000	10.250%, 7/15/2019	43,400
	Wind Acquisition Finance SA
23,677	11.750%, 7/15/2017[e]	25,157

	Total	739,228

Consumer Cyclical (0.9%)
	Amazon.com, Inc.
46,000	1.200%, 11/29/2017	44,936
	Chrysler Group, LLC
23,677	8.250%, 6/15/2021	26,518
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	25,760
	Federated Retail Holdings, Inc.
46,000	5.900%, 12/1/2016	51,930
	Ford Motor Credit Company, LLC
90,000	2.375%, 1/16/2018	89,292
	General Motors Company
24,000	3.500%, 10/2/2018[e]	23,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Consumer Cyclical (0.9%) - continued
	General Motors Financial Company, Inc.
$23,677	3.250%, 5/15/2018[e]	$23,026
	Jaguar Land Rover Automotive plc
30,000	5.625%, 2/1/2023[e]	29,325
	L Brands, Inc.
30,000	6.625%, 4/1/2021	32,437
	Royal Caribbean Cruises, Ltd.
23,677	5.250%, 11/15/2022	22,967
	West Corporation
23,677	8.625%, 10/1/2018	25,749
	Wynn Las Vegas, LLC
30,000	5.375%, 3/15/2022	30,150

	Total	426,030

Consumer Non-Cyclical (1.2%)
	Anheuser-Busch InBev Worldwide, Inc.
46,000	1.375%, 7/15/2017	45,806
	Biomet, Inc.
23,677	6.500%, 8/1/2020	24,447
	Boston Scientific Corporation
46,000	2.650%, 10/1/2018	46,020
	Celgene Corporation
46,000	1.900%, 8/15/2017	46,154
	CHS/Community Health Systems, Inc.
30,000	7.125%, 7/15/2020	30,300
	Edwards Lifesciences Corporation
12,000	2.875%, 10/15/2018[c]	11,953
	Emergency Medical Services Corporation
23,677	8.125%, 6/1/2019	25,571
	Endo Health Solutions, Inc.
23,677	7.250%, 1/15/2022	24,387
	Express Scripts Holding Company
46,000	3.125%, 5/15/2016	48,148
	Fresenius Medical Care US Finance, Inc.
23,677	5.750%, 2/15/2021[e]	24,328
	Gilead Sciences, Inc.
46,000	3.050%, 12/1/2016	48,567
	Hawk Acquisition Sub, Inc.
30,000	4.250%, 10/15/2020[e]	28,613
	HCA, Inc.
23,677	4.750%, 5/1/2023	22,286
	Health Management Associates, Inc.
23,677	7.375%, 1/15/2020	25,941
	IMS Health, Inc.
27,000	6.000%, 11/1/2020[e]	27,574
	JBS Finance II, Ltd.
23,677	8.250%, 1/29/2018[g]	24,032
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021[e]	22,789
	Spectrum Brands Escrow Corporation
30,000	6.375%, 11/15/2020[e]	31,275

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Consumer Non-Cyclical (1.2%) - continued
	Valeant Pharmaceuticals International
$23,677	7.250%, 7/15/2022[e]	$25,216

	Total	583,407

Energy (1.0%)
	BP Capital Markets plc
24,000	2.241%, 9/26/2018	24,024
	Concho Resources, Inc.
23,677	6.500%, 1/15/2022	25,394
	Energy Transfer Partners, LP
46,000	6.700%, 7/1/2018	53,872
	Harvest Operations Corporation
23,677	6.875%, 10/1/2017	25,334
	Hess Corporation
46,000	8.125%, 2/15/2019	57,243
	Kodiak Oil & Gas Corporation
23,677	5.500%, 1/15/2021[e]	23,263
	Linn Energy, LLC
23,677	8.625%, 4/15/2020	24,476
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[e]	29,400
	Oasis Petroleum, Inc.
30,000	6.875%, 1/15/2023	31,800
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	42,100
	Petrobras Global Finance BV
18,000	2.000%, 5/20/2016	17,884
	Range Resources Corporation
33,385	5.000%, 8/15/2022	32,300
	Transocean, Inc.
46,000	5.050%, 12/15/2016	50,411
	Weatherford International, Ltd.
46,000	5.500%, 2/15/2016	49,831

	Total	487,332

Financials (3.5%)
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	39,821
	American Express Credit Corporation
47,000	1.300%, 7/29/2016	47,281
	Aviation Capital Group Corporation
12,000	3.875%, 9/27/2016[e]	12,070
	Bank of America Corporation
115,000	3.750%, 7/12/2016	121,864
24,000	5.750%, 8/15/2016	26,499
	BBVA US Senior SAU
24,000	4.664%, 10/9/2015	24,989
	Capital One Financial Corporation
47,000	3.150%, 7/15/2016	49,101
	Citigroup, Inc.
24,000	5.000%, 9/15/2014	24,905
94,000	1.700%, 7/25/2016	94,427
	CyrusOne, LP
23,677	6.375%, 11/15/2022	23,499
	Denali Borrower, LLC
46,000	5.625%, 10/15/2020[c,e]	44,678
	Discover Financial Services
12,000	6.450%, 6/12/2017	13,634

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Financials (3.5%) - continued
	Fifth Third Bancorp
$47,000	5.450%, 1/15/2017	$51,702
	Fifth Third Capital Trust IV
18,000	6.500%, 4/15/2037	17,910
	General Electric Capital Corporation
94,000	1.625%, 4/2/2018	92,533
	Goldman Sachs Group, Inc.
70,000	6.250%, 9/1/2017	79,862
	HCP, Inc.
47,000	3.750%, 2/1/2016	49,483
	HSBC USA, Inc.
47,000	1.625%, 1/16/2018	46,071
	Icahn Enterprises, LP
23,677	8.000%, 1/15/2018	24,802
	ING Bank NV
59,000	3.750%, 3/7/2017[e]	61,968
	ING Capital Funding Trust III
12,000	3.848%, 12/29/2049[f,h]	11,520
	J.P. Morgan Chase & Company
18,000	3.450%, 3/1/2016	18,953
94,000	2.000%, 8/15/2017	94,349
12,000	6.300%, 4/23/2019	14,060
20,000	7.900%, 4/29/2049[h]	21,700
	Liberty Mutual Group, Inc.
47,000	5.000%, 6/1/2021[e]	49,858
	Morgan Stanley
70,000	1.750%, 2/25/2016	70,338
	Omega Healthcare Investors, Inc.
23,677	5.875%, 3/15/2024	23,677
	Prologis, LP
47,000	6.625%, 5/15/2018	54,956
	Prudential Financial, Inc.
47,000	2.300%, 8/15/2018	47,411
	Regions Bank
18,000	7.500%, 5/15/2018	21,170
	Royal Bank of Scotland Group plc
47,000	5.050%, 1/8/2015	48,734
	Santander US Debt SAU
18,000	3.781%, 10/7/2015[e]	18,359
	Simon Property Group, LP
47,000	5.100%, 6/15/2015	50,434
	SLM Corporation
47,000	3.875%, 9/10/2015	47,940
12,000	6.250%, 1/25/2016	12,780
	Wells Fargo & Company
18,000	1.250%, 7/20/2016	18,008
94,000	1.500%, 1/16/2018	92,498

	Total	1,663,844

Mortgage-Backed Securities (5.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
225,000	3.000%, 10/1/2028[c]	232,559
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
250,000	3.500%, 10/1/2028[c]	263,789
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
675,000	4.500%, 10/1/2041[c]	720,879

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Mortgage-Backed Securities (5.3%) - continued
$600,000	3.500%, 10/1/2043[c]	$610,781
675,000	4.000%, 10/1/2043[c]	708,012

	Total	2,536,020

Technology (0.5%)
	Alliance Data Systems Corporation
23,677	6.375%, 4/1/2020[e]	24,506
	BMC Software Finance, Inc.
23,677	8.125%, 7/15/2021[e]	24,565
	CommScope, Inc.
28,000	8.250%, 1/15/2019[e]	30,590
	First Data Corporation
23,677	7.375%, 6/15/2019[e]	24,920
	Hewlett-Packard Company
46,000	2.125%, 9/13/2015	46,660
12,000	3.300%, 12/9/2016	12,488
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	23,499
	Oracle Corporation
46,000	0.848%, 1/15/2019[f]	46,310

	Total	233,538

Transportation (0.2%)
	Avis Budget Car Rental, LLC
23,677	8.250%, 1/15/2019	25,689
	Continental Airlines, Inc.
23,677	6.250%, 4/11/2020	24,269
	Hertz Corporation
30,000	6.750%, 4/15/2019	31,725

	Total	81,683

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
125,000	0.875%, 1/31/2017	125,303

	Total	125,303

Utilities (0.7%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	37,600
	AES Corporation
23,677	7.375%, 7/1/2021	26,045
	Atlas Pipeline Partners, LP
30,000	4.750%, 11/15/2021[e]	27,112
	Dayton Power and Light Company
25,000	1.875%, 9/15/2016[e]	25,195
	Exelon Corporation
46,000	4.900%, 6/15/2015	48,875
	Kinder Morgan Energy Partners, LP
46,000	3.500%, 3/1/2016	48,424
	NiSource Finance Corporation
46,000	6.400%, 3/15/2018	53,238
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	23,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (16.9%)	Value
Utilities (0.7%) - continued
	PPL Energy Supply, LLC
$46,000	6.200%, 5/15/2016	$50,747

	Total	340,439

	Total Long-Term Fixed Income (cost $8,027,067)	8,100,088

Shares or Principal Amount	Short-Term Investments (13.6%)	Value
	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[i,j]	99,986
100,000	0.120%, 12/13/2013[i,j]	99,976
100,000	0.090%, 12/20/2013[i,j]	99,980
	Federal Home Loan Mortgage Corporation Discount Notes
400,000	0.040%, 12/5/2013[i]	399,971
	Federal National Mortgage Association Discount Notes
100,000	0.100%, 12/2/2013[i,j]	99,983
	Thrivent Cash Management Trust
5,727,233	0.070%	5,727,233

	Total Short-Term Investments (at amortized cost)	6,527,129

	Total Investments (cost $51,203,024) 110.1%	$52,828,781

	Other Assets and Liabilities, Net (10.1%)	(4,867,959)

	Total Net Assets 100.0%	$47,960,822

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $995,690 or 2.1% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Growth and Income Plus Fund owned as of September 30, 2013.

Security	Acquisition Date	Cost
JBS Finance II, Ltd.	8/19/2013	$24,695
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At September 30, 2013, $399,925 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,952,124
Gross unrealized depreciation	(326,367)

Net unrealized appreciation (depreciation)	$1,625,757

Cost for federal income tax purposes	$51,203,024

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	252,199	–	252,199	–
Capital Goods	318,716	–	318,716	–
Communications Services	1,638,734	–	1,638,734	–
Consumer Cyclical	689,117	–	689,117	–
Consumer Non-Cyclical	629,170	–	629,170	–
Energy	158,407	–	158,407	–
Financials	227,811	–	227,811	–
Technology	320,533	–	320,533	–
Transportation	182,329	–	182,329	–
Utilities	125,802	–	125,802	–
Common Stock
Consumer Discretionary	2,836,772	2,836,772	–	–
Consumer Staples	3,732,884	3,732,884	–	–
Energy	3,671,730	3,671,730	–	–
Financials	7,225,895	7,225,895	–	–
Health Care	4,259,545	4,259,545	–	–
Industrials	4,214,430	4,214,430	–	–
Information Technology	3,913,554	3,913,554	–	–
Materials	1,076,366	1,076,366	–	–
Telecommunications Services	1,475,617	1,475,617	–	–
Utilities	1,251,953	1,251,953	–	–
Long-Term Fixed Income
Basic Materials	260,913	–	260,913	–
Capital Goods	225,159	–	225,159	–
Collateralized Mortgage Obligations	397,192	–	397,192	–
Communications Services	739,228	–	739,228	–
Consumer Cyclical	426,030	–	426,030	–
Consumer Non-Cyclical	583,407	–	583,407	–
Energy	487,332	–	487,332	–
Financials	1,663,844	–	1,663,844	–
Mortgage-Backed Securities	2,536,020	–	2,536,020	–
Technology	233,538	–	233,538	–
Transportation	81,683	–	81,683	–
U.S. Government and Agencies	125,303	–	125,303	–
Utilities	340,439	–	340,439	–
Short-Term Investments	6,527,129	5,727,233	799,896	–
Total	$52,828,781	$39,385,979	$13,442,802	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	11,383	11,383	–	–
Total Liability Derivatives	$11,383	$11,383	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	12	December 2013	$1,015,963	$1,004,580	($11,383)
Total Futures Contracts					($11,383)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Short Term Investment	$2,942	$39,036,801	$33,312,510	5,727,233	$5,727,233	$2,011
Total Value and Income Earned	2,942				5,727,233	2,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (12.4%)[a]	Value
Basic Materials (0.8%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$1,539,000	5.250%, 10/18/2017[b,c]	$1,542,570
	Ineos Group Holdings, Ltd., Term Loan
1,581,580	4.000%, 5/2/2018	1,562,696
	MRC Global, Inc., Term Loan
897,733	6.000%, 11/8/2019[b,c]	901,100

	Total	4,006,366

Capital Goods (0.7%)
	ADS Waste Holdings, Term Loan
893,250	4.250%, 10/9/2019	892,276
	Berry Plastics Group, Inc., Term Loan
895,500	3.500%, 2/8/2020	884,978
	Rexnord, LLC, Term Loan
900,000	4.000%, 8/14/2020	888,750
	Silver II Borrower, Term Loan
898,518	4.000%, 12/13/2019[b,c]	889,533

	Total	3,555,537

Communications Services (4.3%)
	Charter Communications Operating, LLC, Term Loan
897,750	3.000%, 12/21/2020	887,273
	Cincinnati Bell, Inc., Term Loan
450,000	4.000%, 8/9/2020	446,963
	Clear Channel Communications, Inc., Term Loan
240,532	3.829%, 1/29/2016	226,281
949,468	6.929%, 1/30/2019	879,682
	Cumulus Media Holdings, Inc., Term Loan
686,766	4.500%, 9/17/2018	690,371
	Fairpoint Communications, Term Loan
89,930	7.500%, 2/14/2019[b,c]	90,505
	Grande Communications Networks, LLC, Term Loan
1,197,000	4.500%, 5/29/2020	1,193,014
	Hargray Communications Group, Inc., Term Loan
897,750	4.750%, 6/25/2019	899,249
	Integra Telecom Holdings, Inc., Term Loan
895,500	5.250%, 2/22/2019	899,978
	Intelsat Jackson Holdings SA, Term Loan
981,995	4.250%, 4/2/2018[b,c]	982,731
	Level 3 Financing, Inc., Term Loan
1,450,000	4.750%, 8/1/2019	1,447,274
1,450,000	0.000%, 1/15/2020[b,c]	1,447,274
	LTS Buyer, LLC, Term Loan
673,312	4.500%, 4/13/2020	675,205
	McGraw-Hill Global Education Holdings, LLC, Term Loan
892,364	9.000%, 3/22/2019[b,c]	901,707
	NEP Broadcasting, LLC, Term Loan
1,191,000	4.750%, 1/22/2020	1,193,239

Principal Amount	Bank Loans (12.4%)[a]	Value
Communications Services (4.3%) - continued
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
$900,000	5.250%, 7/30/2018	$897,750
	Puerto Rico Cable Aqquisition Company, Inc., Term Loan
100,000	5.500%, 7/31/2018	99,750
	TNS, Inc., Term Loan
866,667	5.000%, 2/14/2020	872,083
	Univision Communications, Inc., Term Loan
636,365	4.500%, 2/28/2020	633,782
796,000	4.500%, 2/28/2020	792,768
149,624	4.500%, 3/1/2020	148,813
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	3.500%, 6/8/2020	894,123
	Visant Corporation, Term Loan
1,517,699	5.250%, 12/22/2016	1,469,193
	WideOpenWest Finance, LLC, Term Loan
856,250	4.750%, 3/26/2019[b,c]	861,173
	WMG Acquisition Corporation, Term Loan
900,000	3.750%, 7/1/2020	895,221
	Yankee Cable Acquisition, LLC, Term Loan
881,056	5.250%, 8/26/2016	883,699
	Zayo Group, LLC, Term Loan
893,216	4.500%, 7/2/2019	892,707

	Total	22,201,808

Consumer Cyclical (2.1%)
	Bally Technologies, Inc., Term Loan
470,000	0.000%, 8/21/2020[b,c]	469,267
	Booz Allen Hamilton, Inc., Term Loan
448,867	3.750%, 7/31/2019	447,183
	Burlington Coat Factory Warehouse Corporation, Term Loan
967,005	4.250%, 2/23/2017	966,763
	Cenveo Corporation, Term Loan
600,000	6.250%, 2/13/2017[b,c]	601,998
	Ceridian Corporation, Term Loan
900,000	4.429%, 5/9/2017	899,442
	Chrysler Group, LLC, Term Loan
746,183	4.250%, 5/24/2017	750,660
	Hilton Worldwide Finance, LLC, Term Loan
700,000	0.000%, 9/23/2020[b,c]	698,726
	J.C. Penney Corporation, Inc., Term Loan
897,750	6.000%, 5/22/2018	869,390
	MGM Resorts International, Term Loan
359,095	3.500%, 12/20/2019	357,243
	Pinnacle Entertainment, Inc., Term Loan
897,750	3.750%, 8/5/2020	896,359
	ROC Finance, LLC, Term Loan
900,000	5.000%, 6/20/2019	899,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Bank Loans (12.4%)[a]	Value
Consumer Cyclical (2.1%) - continued
	Scientific Games International, Inc., Term Loan
$900,000	0.000%, 5/22/2020[b,c]	$892,125
	Seminole Indian Tribe of Florida, Term Loan
868,500	3.000%, 4/29/2020	865,243
	Toys R Us, Inc., Term Loan
1,536,923	5.250%, 5/25/2018	1,449,518

	Total	11,063,071

Consumer Non-Cyclical (1.3%)
	Albertsons, LLC, Term Loan
200,000	0.000%, 3/21/2019[b,c]	198,876
1,045,124	4.750%, 3/21/2019	1,041,863
	CHS/Community Health Systems, Inc., Term Loan
800,000	3.760%, 1/25/2017	798,888
	JBS USA, LLC, Term Loan
1,500,000	3.750%, 9/11/2020	1,481,250
	Roundy’s Supermarkets, Inc., Term Loan
937,389	5.750%, 2/13/2019	916,964
	Supervalu, Inc., Term Loan
1,192,548	5.000%, 3/21/2019	1,188,075
	Van Wagner Communications, LLC, Term Loan
942,075	5.772%, 8/3/2018[b,c]	955,029

	Total	6,580,945

Energy (0.8%)
	Arch Coal, Inc., Term Loan
1,423,614	5.750%, 5/16/2018	1,380,023
	Chesapeake Energy Corporation, Term Loan
1,615,000	5.750%, 12/2/2017	1,641,744
	Offshore Group Investment, Ltd., Term Loan
447,750	5.750%, 3/28/2019	452,787
	Pacific Drilling SA, Term Loan
897,750	4.500%, 6/3/2018	900,668

	Total	4,375,222

Financials (0.4%)
	Harland Clarke Holdings Corporation, Term Loan
894,375	7.000%, 5/22/2018	882,641
	Springleaf Financial Funding Company, Term Loan
450,000	5.500%, 5/10/2017[b,c]	450,094
	WaveDivision Holdings, LLC, Term Loan
893,250	4.000%, 10/12/2019	891,910

	Total	2,224,645

Technology (0.7%)
	BMC Software, Inc., Term Loan
900,000	5.000%, 8/7/2020	899,550
	First Data Corporation Extended, Term Loan
1,600,000	4.184%, 3/23/2018	1,582,800
	Freescale Semiconductor, Inc., Term Loan
895,500	5.000%, 2/13/2020	898,213

Principal Amount	Bank Loans (12.4%)[a]	Value
Technology (0.7%) - continued
	Infor US, Inc., Term Loan
$563,938	5.250%, 4/5/2018	$566,290

	Total	3,946,853

Transportation (0.9%)
	American Airlines, Inc., Term Loan
1,421,437	4.750%, 6/21/2019	1,409,298
	American Petroleum Tankers Parent, LLC, Term Loan
844,263	4.750%, 9/28/2019	846,374
	Delta Air Lines, Inc., Term Loan
1,431,327	4.250%, 4/20/2017	1,434,905
	U.S. Airways, Inc., Term Loan
900,000	4.250%, 5/21/2019	893,574

	Total	4,584,151

Utilities (0.4%)
	Calpine Corporation, Term Loan
791,878	4.000%, 4/1/2018	791,950
	Intergen NV, Term Loan
897,750	5.500%, 6/5/2020	894,006
	NGPL PipeCo, LLC, Term Loan
750,423	6.750%, 9/15/2017	669,129

	Total	2,355,085

	Total Bank Loans (cost $65,015,464)	64,893,683

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Asset-Backed Securities (1.5%)
	Asset Backed Securities Corporation Home Equity
320,000	0.339%, 11/25/2036[d]	237,627
	Asset Backed Securities Corporation Home Equity Loan Trust
1,278,319	0.319%, 7/25/2036[d]	1,115,535
	Countrywide Asset-Backed Certificates
1,208,326	5.530%, 4/25/2047	1,116,393
	GSAA Home Equity Trust
1,611,352	0.449%, 7/25/2037[d]	1,342,095
	J.P. Morgan Mortgage Trust
1,062,722	2.818%, 2/25/2036	905,186
	Renaissance Home Equity Loan Trust
774,780	5.746%, 5/25/2036	566,590
1,000,000	6.011%, 5/25/2036	713,532
1,450,000	5.797%, 8/25/2036	893,889
	Residential Asset Mortgage Products Series 2003-RS2 Trust
947,387	5.991%, 3/25/2033[e]	903,786

	Total	7,794,633

Basic Materials (1.0%)
	Dow Chemical Company
300,000	8.550%, 5/15/2019	382,612
	FMG Resources Pty. Ltd.
610,000	6.000%, 4/1/2017[f]	625,250
500,000	6.875%, 2/1/2018[f]	522,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Basic Materials (1.0%) - continued
	Freeport-McMoRan Copper & Gold, Inc.
$300,000	2.375%, 3/15/2018[f]	$289,934
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
860,000	8.875%, 2/1/2018	890,100
	Ineos Finance plc
860,000	7.500%, 5/1/2020[f]	922,350
	Inmet Mining Corporation
860,000	7.500%, 6/1/2021[f]	881,500
	LyondellBasell Industries NV
300,000	6.000%, 11/15/2021	342,399
	Rio Tinto Finance USA plc
300,000	2.250%, 12/14/2018	295,790

	Total	5,152,435

Capital Goods (0.8%)
	Case New Holland, Inc.
235,000	7.875%, 12/1/2017	273,187
	CNH Capital, LLC
615,000	3.625%, 4/15/2018	611,925
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	671,000
	Northrop Grumman Corporation
300,000	1.750%, 6/1/2018	294,445
	Reynolds Group Issuer, Inc.
250,000	5.750%, 10/15/2020	250,938
610,000	6.875%, 2/15/2021	651,175
	RSC Equipment Rental, Inc.
250,000	8.250%, 2/1/2021	277,500
	Textron, Inc.
450,000	7.250%, 10/1/2019	528,849
	United Rentals North America, Inc.
610,000	7.375%, 5/15/2020	657,275

	Total	4,216,294

Collateralized Mortgage Obligations (13.9%)
	Alternative Loan Trust
2,060,117	6.000%, 6/25/2036	1,685,688
	American Home Mortgage Investment Trust
2,379,268	6.250%, 12/25/2036	1,243,463
	Banc of America Alternative Loan Trust
1,082,588	0.679%, 4/25/2035[d]	856,707
	Banc of America Funding Corporation
748,715	5.068%, 5/20/2036	621,100
	Bear Stearns Adjustable Rate Mortgage Trust
1,363,740	2.470%, 10/25/2035[d]	1,311,590
562,523	2.758%, 2/25/2036	429,897
	Citicorp Mortgage Securities Trust
1,035,720	6.000%, 5/25/2037	1,037,160
	Citigroup Mortgage Loan Trust, Inc.
714,822	5.500%, 11/25/2035	646,958

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
	CitiMortgage Alternative Loan Trust
$1,032,732	5.750%, 4/25/2037	$845,615
	Countrywide Alternative Loan Trust
1,119,316	0.579%, 2/25/2035[d]	973,096
1,407,258	4.973%, 10/25/2035	1,121,132
553,559	5.500%, 2/25/2036	493,772
433,402	6.000%, 4/25/2036	355,440
1,482,441	6.500%, 8/25/2036	1,010,656
379,983	6.000%, 1/25/2037	301,319
1,431,360	5.500%, 5/25/2037	1,188,905
	Countrywide Home Loan Mortgage Pass Through Trust
1,334,975	2.878%, 11/25/2035	1,073,763
1,194,915	5.130%, 2/20/2036	1,029,732
	Deutsche Alt-A Securities Mortgage Loan Trust
287,847	5.500%, 10/25/2021	275,712
868,479	0.379%, 11/25/2035[d]	538,476
1,526,012	0.923%, 4/25/2047[d]	1,245,949
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,496,971	5.500%, 11/25/2035	1,369,480
	Federal Home Loan Mortgage Corporation
14,416,834	2.500%, 12/15/2022[g]	1,095,289
3,951,213	2.500%, 5/15/2027[g]	378,541
4,532,773	2.500%, 2/15/2028[g]	441,644
13,680,461	2.500%, 3/15/2028[g]	1,418,943
7,641,871	3.000%, 4/15/2028[g]	1,068,415
5,769,482	3.000%, 2/15/2033[g]	946,773
	Federal National Mortgage Association
5,792,189	2.500%, 2/25/2028[g]	574,206
4,630,364	3.000%, 4/25/2028[g]	686,593
5,715,165	3.500%, 1/25/2033[g]	942,894
	First Horizon Alternative Mortgage Securities Trust
1,617,949	2.250%, 3/25/2035	1,392,350
	First Horizon Mortgage Pass-Through Trust
1,808,971	2.518%, 8/25/2037	1,473,427
	Government National Mortgage Association
7,566,414	4.000%, 1/16/2027[g]	1,025,728
	Greenpoint Mortgage Funding Trust
1,174,958	0.379%, 10/25/2045[d]	808,652
	GSR Mortgage Loan Trust
433,778	0.369%, 8/25/2046[d]	417,108
	HomeBanc Mortgage Trust
1,324,539	2.431%, 4/25/2037	904,933
	IndyMac IMJA Mortgage Loan Trust
1,575,092	6.250%, 11/25/2037	1,411,392
	J.P. Morgan Alternative Loan Trust
1,700,423	6.500%, 3/25/2036	1,493,244
	J.P. Morgan Mortgage Trust
320,340	6.500%, 1/25/2035	310,934
787,299	2.686%, 10/25/2036	626,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
$1,746,486	0.559%, 1/25/2037[d]	$1,077,027
1,093,455	2.728%, 1/25/2037	923,383
1,045,182	6.250%, 8/25/2037	716,165
	Lehman Mortgage Trust
1,281,938	0.929%, 12/25/2035[d]	884,080
	Lehman XS Trust
1,200,000	5.500%, 9/25/2035	1,034,998
	Master Asset Securitization Trust
1,346,893	0.679%, 6/25/2036[d]	854,404
	MASTR Alternative Loans Trust
416,540	6.500%, 7/25/2034	441,975
1,208,602	0.629%, 12/25/2035[d]	625,467
	Merrill Lynch Alternative Note Asset Trust
937,936	6.000%, 3/25/2037	664,050
	Morgan Stanley Mortgage Loan Trust
954,294	5.347%, 11/25/2035	695,643
	MortgageIT Trust
2,080,196	0.439%, 12/25/2035[d]	1,842,490
	New Century Alternative Mortgage Loan Trust
911,340	6.167%, 7/25/2036	623,543
	RALI Trust
1,182,041	5.750%, 4/25/2037	934,954
1,649,870	6.250%, 4/25/2037	1,345,986
692,292	6.000%, 6/25/2037	515,270
	Residential Accredit Loans, Inc.
1,586,461	5.750%, 9/25/2035	1,398,256
1,542,576	6.000%, 1/25/2037	1,232,029
	Residential Asset Securitization Trust
1,106,859	5.500%, 4/25/2035	1,091,341
1,365,878	0.559%, 8/25/2037[d]	421,696
	RFMSI Trust
1,746,075	5.750%, 2/25/2036	1,537,628
	Sequoia Mortgage Trust
2,307,136	2.642%, 9/20/2046	1,917,537
	Structured Adjustable Rate Mortgage Loan Trust
558,417	5.500%, 12/25/2034	537,721
760,237	2.731%, 9/25/2035	649,952
1,299,397	5.005%, 5/25/2036	983,424
	Structured Asset Mortgage Investments, Inc.
1,111,671	0.489%, 12/25/2035[d]	823,239
1,683,429	0.389%, 5/25/2046[d]	1,279,283
	WaMu Mortgage Pass Through Certificates
1,263,514	2.346%, 11/25/2036	1,047,844
226,326	2.402%, 8/25/2046	186,217
1,076,324	1.113%, 9/25/2046[d]	883,754
1,470,299	2.204%, 3/25/2047[d]	1,110,883
	Washington Mutual Alternative Mortgage Pass Through Certificates
1,463,708	0.779%, 6/25/2035[d]	1,054,151
1,310,803	0.903%, 2/25/2047[d]	819,551
	Washington Mutual Mortgage Pass-through Certificates
1,623,146	6.000%, 11/25/2035	1,319,582

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
	Wells Fargo Mortgage Backed Securities Trust
$2,744,523	2.634%, 7/25/2036	$2,517,845
619,331	0.879%, 5/25/2037[d]	522,590
658,766	6.000%, 7/25/2037	625,799

	Total	72,213,090

Commercial Mortgage-Backed Securities (0.6%)
	Credit Suisse Mortgage Capital Certificates
500,000	5.509%, 9/15/2039	534,171
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,469,487
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,445,608

	Total	3,449,266

Communications Services (2.6%)
	AMC Networks, Inc.
860,000	4.750%, 12/15/2022	804,100
	America Movil SAB de CV
300,000	5.000%, 10/16/2019	326,168
	American Tower Corporation
300,000	5.050%, 9/1/2020	311,188
	CCO Holdings, LLC
250,000	7.375%, 6/1/2020	270,000
610,000	6.500%, 4/30/2021	619,150
	CenturyLink, Inc.
860,000	5.625%, 4/1/2020	839,575
	Cequel Communications Escrow 1, LLC
610,000	6.375%, 9/15/2020[f]	622,200
	DIRECTV Holdings, LLC
300,000	5.875%, 10/1/2019	334,970
	Dish DBS Corporation
160,000	6.750%, 6/1/2021	168,200
	Hughes Satellite Systems Corporation
860,000	6.500%, 6/15/2019	909,450
	Intelsat Jackson Holdings SA
860,000	7.250%, 4/1/2019	920,200
	Level 3 Financing, Inc.
1,100,000	8.625%, 7/15/2020	1,201,750
	NBCUniversal Media, LLC
300,000	2.875%, 1/15/2023	285,302
	News America, Inc.
325,000	4.500%, 2/15/2021	345,124
315,000	4.000%, 10/1/2023[f]	315,328
	SBA Tower Trust
300,000	3.598%, 4/16/2043[f]	298,735
	Sprint Nextel Corporation
850,000	9.000%, 11/15/2018[f]	996,625
	Univision Communications, Inc.
250,000	6.875%, 5/15/2019[f]	267,500
610,000	7.875%, 11/1/2020[f]	667,187
	UPCB Finance V, Ltd.
860,000	7.250%, 11/15/2021[f]	937,400
	Verizon Communications, Inc.
315,000	3.650%, 9/14/2018	331,913
630,000	5.150%, 9/15/2023	675,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Communications Services (2.6%) - continued
	Wind Acquisition Finance SA
$460,000	11.750%, 7/15/2017[f]	$488,750
400,000	7.250%, 2/15/2018[f]	414,000

	Total	13,350,040

Consumer Cyclical (1.8%)
	Chrysler Group, LLC
840,000	8.000%, 6/15/2019	928,200
	Ford Motor Company
150,000	7.450%, 7/16/2031	183,059
	Ford Motor Credit Company, LLC
650,000	6.625%, 8/15/2017	749,000
	Gap, Inc.
300,000	5.950%, 4/12/2021	332,402
	General Motors Financial Company, Inc.
860,000	3.250%, 5/15/2018[f]	836,350
	Hilton Worldwide Finance, LLC
860,000	5.625%, 10/15/2021[c,f]	862,150
	Home Depot, Inc.
300,000	3.950%, 9/15/2020	322,881
	Jaguar Land Rover Automotive plc
860,000	5.625%, 2/1/2023[f]	840,650
	L Brands, Inc.
860,000	5.625%, 2/15/2022	881,500
	Lennar Corporation
610,000	12.250%, 6/1/2017	777,750
250,000	4.125%, 12/1/2018	238,750
	Macy’s Retail Holdings, Inc.
490,000	6.700%, 7/15/2034	554,224
	Toll Brothers Finance Corporation
300,000	4.375%, 4/15/2023	275,250
	Toys R Us Property Company II, LLC
610,000	8.500%, 12/1/2017	638,975
	Wynn Las Vegas, LLC
860,000	5.375%, 3/15/2022	864,300

	Total	9,285,441

Consumer Non-Cyclical (2.6%)
	AbbVie, Inc.
300,000	2.900%, 11/6/2022	280,563
	Altria Group, Inc.
300,000	9.700%, 11/10/2018	396,608
	Baxter International, Inc.
300,000	3.200%, 6/15/2023	292,708
	Beam, Inc.
325,000	5.375%, 1/15/2016	354,125
	Biomet, Inc.
860,000	6.500%, 8/1/2020	887,950
	Boston Scientific Corporation
300,000	6.000%, 1/15/2020	343,098
	BRF SA
300,000	3.950%, 5/22/2023[f]	258,000
	Bunge Limited Finance Corporation
225,000	4.100%, 3/15/2016	237,603
	Celgene Corporation
325,000	3.250%, 8/15/2022	308,175
	CHS/Community Health Systems, Inc.
860,000	7.125%, 7/15/2020	868,600

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Covidien International Finance SA
$650,000	3.200%, 6/15/2022	$637,029
	Endo Health Solutions, Inc.
610,000	7.000%, 12/15/2020	625,250
	Endo Pharmaceuticals Holdings, Inc.
250,000	7.000%, 7/15/2019	257,500
	Gilead Sciences, Inc.
165,000	3.050%, 12/1/2016	174,208
	Hawk Acquisition Sub, Inc.
860,000	4.250%, 10/15/2020[f]	820,225
	Health Management Associates, Inc.
610,000	7.375%, 1/15/2020	668,331
	Heineken NV
300,000	2.750%, 4/1/2023[f]	274,025
	IMS Health, Inc.
370,000	12.500%, 3/1/2018[f]	436,600
490,000	6.000%, 11/1/2020[f]	500,413
	Kraft Foods Group, Inc.
330,000	3.500%, 6/6/2022	325,919
	Mallinckrodt International Finance SA
150,000	3.500%, 4/15/2018[f]	147,591
	Medco Health Solutions, Inc.
150,000	7.125%, 3/15/2018	180,871
	Pernod-Ricard SA
300,000	5.750%, 4/7/2021[f]	334,651
	SABMiller Holdings, Inc.
300,000	3.750%, 1/15/2022[f]	302,389
300,000	4.950%, 1/15/2042[f]	298,985
	Safeway, Inc.
150,000	5.000%, 8/15/2019	156,654
300,000	4.750%, 12/1/2021	301,247
	Spectrum Brands Escrow Corporation
860,000	6.375%, 11/15/2020[f]	896,550
	Teva Pharmaceutical Finance IV BV
335,000	3.650%, 11/10/2021	332,501
	Tyson Foods, Inc.
325,000	4.500%, 6/15/2022	337,324
	Valeant Pharmaceuticals International
250,000	6.875%, 12/1/2014[f]	264,375
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[f]	657,275
	Zoetis, Inc.
180,000	3.250%, 2/1/2023[f]	171,363

	Total	13,328,706

Energy (2.0%)
	BP Capital Markets plc
325,000	4.750%, 3/10/2019	359,516
	Concho Resources, Inc.
860,000	5.500%, 10/1/2022	857,850
	Continental Resources, Inc.
315,000	4.500%, 4/15/2023	309,094
	Enbridge Energy Partners, LP
1,215,000	8.050%, 10/1/2037	1,368,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Energy (2.0%) - continued
	EQT Corporation
$300,000	8.125%, 6/1/2019	$363,982
	Hess Corporation
300,000	8.125%, 2/15/2019	373,322
	Linn Energy, LLC
860,000	6.250%, 11/1/2019[f]	810,550
	Lukoil International Finance BV
300,000	3.416%, 4/24/2018[f]	298,125
	Marathon Oil Corporation
360,000	2.800%, 11/1/2022	334,749
	MEG Energy Corporation
250,000	6.500%, 3/15/2021[f]	251,875
610,000	6.375%, 1/30/2023[f]	597,800
	Murphy Oil Corporation
240,000	3.700%, 12/1/2022	223,695
	Oasis Petroleum, Inc.
860,000	6.875%, 1/15/2023	911,600
	Offshore Group Investment, Ltd.
860,000	7.500%, 11/1/2019	905,150
	Pioneer Natural Resources Company
260,000	3.950%, 7/15/2022	261,172
	Range Resources Corporation
860,000	5.000%, 8/15/2022	832,050
	Transocean, Inc.
300,000	6.375%, 12/15/2021	333,470
	Valero Energy Corporation
300,000	9.375%, 3/15/2019	388,661
	Weatherford International, Ltd.
390,000	6.000%, 3/15/2018	437,191
490,000	4.500%, 4/15/2022	484,958

	Total	10,703,099

Financials (8.4%)
	Abbey National Treasury Services plc
315,000	3.050%, 8/23/2018	320,018
	Aegon NV
1,080,000	2.922%, 7/29/2049[d,h]	840,240
	American Express Company
1,250,000	6.800%, 9/1/2066	1,325,000
	American General Institutional Capital A
1,200,000	7.570%, 12/1/2045[f]	1,338,000
	American International Group, Inc.
325,000	8.250%, 8/15/2018	405,220
	Bank of America Corporation
300,000	5.650%, 5/1/2018	338,557
300,000	5.700%, 1/24/2022	335,119
495,000	8.000%, 12/29/2049[h]	538,312
	Bank of New York Mellon Corporation
720,000	4.500%, 12/31/2049[h]	622,800
	BBVA International Preferred SA Unipersonal
1,545,000	5.919%, 12/29/2049[h]	1,390,500
	BBVA US Senior SAU
150,000	4.664%, 10/9/2015	156,180
	BNP Paribas SA
163,000	3.600%, 2/23/2016	172,169
1,250,000	5.186%, 6/29/2049[f,h]	1,262,625

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Financials (8.4%) - continued
	Citigroup, Inc.
$300,000	5.500%, 2/15/2017	$328,474
1,490,000	5.950%, 12/29/2049[h]	1,389,425
	CNA Financial Corporation
300,000	7.350%, 11/15/2019	365,122
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
300,000	3.950%, 11/9/2022	287,840
975,000	11.000%, 12/29/2049[f,h]	1,267,500
	Coventry Health Care, Inc.
165,000	5.450%, 6/15/2021	183,282
	CyrusOne, LP
860,000	6.375%, 11/15/2022	853,550
	Denali Borrower, LLC
860,000	5.625%, 10/15/2020[c,f]	835,275
	Deutsche Bank AG
300,000	4.296%, 5/24/2028	270,947
	Developers Diversified Realty Corporation
490,000	7.875%, 9/1/2020	599,749
	Discover Financial Services
300,000	3.850%, 11/21/2022	286,225
	Fifth Third Bancorp
900,000	5.100%, 12/31/2049[h]	783,000
	GE Capital Trust I
620,000	6.375%, 11/15/2067	656,425
	General Electric Capital Corporation
300,000	6.000%, 8/7/2019	349,134
1,200,000	6.250%, 12/15/2049[h]	1,212,000
	Genworth Financial, Inc.
300,000	6.515%, 5/22/2018	339,760
	Hartford Financial Services Group, Inc.
330,000	5.125%, 4/15/2022	361,174
	HCP, Inc.
305,000	3.750%, 2/1/2019	315,851
	Health Care REIT, Inc.
300,000	4.700%, 9/15/2017	326,447
	HSBC Finance Corporation
465,000	6.676%, 1/15/2021	531,010
	Icahn Enterprises, LP
860,000	8.000%, 1/15/2018	900,850
	ING Bank NV
330,000	5.000%, 6/9/2021[f]	354,295
	ING Capital Funding Trust III
1,270,000	3.848%, 12/29/2049[d,h]	1,219,200
	ING US, Inc.
300,000	5.650%, 5/15/2053	274,244
150,000	2.900%, 2/15/2018	150,612
	International Lease Finance Corporation
300,000	2.204%, 6/15/2016[d]	298,500
860,000	5.875%, 4/1/2019	895,360
	J.P. Morgan Chase & Company
300,000	2.000%, 8/15/2017	301,115
300,000	7.900%, 4/29/2049[h]	325,500
1,080,000	5.150%, 5/29/2049[h]	945,000
300,000	6.000%, 12/29/2049[h]	281,250
	KeyCorp
190,000	5.100%, 3/24/2021	209,221
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[f]	1,438,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Financials (8.4%) - continued
$315,000	4.950%, 5/1/2022[f]	$325,727
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	1,097,600
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[f]	331,173
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[f]	1,599,750
	MetLife, Inc.
600,000	6.400%, 12/15/2036	606,000
	Morgan Stanley
150,000	5.500%, 1/26/2020	165,985
300,000	4.875%, 11/1/2022	300,158
	Murray Street Investment Trust I
325,000	4.647%, 3/9/2017	346,611
	Northern Trust Corporation
325,000	3.375%, 8/23/2021	329,674
	PNC Financial Services Group, Inc.
600,000	4.850%, 3/1/2049[h]	516,000
	Prologis, LP
385,000	7.375%, 10/30/2019	471,909
	Prudential Financial, Inc.
620,000	5.875%, 9/15/2042	607,600
1,225,000	5.625%, 6/15/2043	1,153,803
	QBE Capital Funding III, Ltd.
600,000	7.250%, 5/24/2041[f]	632,400
	RBS Capital Trust III
900,000	5.512%, 9/29/2049[h]	825,750
	Regions Bank
150,000	7.500%, 5/15/2018	176,417
	Reinsurance Group of America, Inc.
1,290,000	6.750%, 12/15/2065	1,277,100
	Royal Bank of Scotland Group plc
300,000	6.125%, 12/15/2022	302,226
	Santander US Debt SAU
325,000	3.724%, 1/20/2015[f]	329,602
	Societe Generale SA
150,000	5.200%, 4/15/2021[f]	163,159
	Swiss RE Capital I, LP
1,130,000	6.854%, 5/29/2049[f,h]	1,181,069
	Ventas Realty, LP
630,000	1.550%, 9/26/2016	630,844
170,000	4.250%, 3/1/2022	171,670
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	140,394
	XLIT, Ltd.
300,000	5.750%, 10/1/2021	341,620
	ZFS Finance USA Trust II
1,553,000	6.450%, 12/15/2065[f]	1,638,415

	Total	43,842,858

Foreign Government (0.3%)
	Eksportfinans ASA
165,000	2.375%, 5/25/2016	159,637
	Mexico Government International Bond
1,570,000	4.000%, 10/2/2023[c]	1,560,188

	Total	1,719,825

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$4,350,000	3.500%, 10/1/2043[c]	$4,415,250
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
3,350,000	3.500%, 10/1/2028[c]	3,534,773
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
5,000,000	4.500%, 10/1/2041[c]	5,339,844
2,500,000	3.500%, 10/1/2043[c]	2,544,922

	Total	15,834,789

Technology (0.4%)
	CommScope, Inc.
610,000	8.250%, 1/15/2019[f]	666,425
	EMC Corporation
300,000	1.875%, 6/1/2018	298,872
	First Data Corporation
860,000	7.375%, 6/15/2019[f]	905,150
	Hewlett-Packard Company
165,000	4.650%, 12/9/2021	162,048
	Total System Services, Inc.
300,000	2.375%, 6/1/2018	292,665

	Total	2,325,160

Transportation (0.5%)
	American Airlines Pass Through Trust
300,000	4.950%, 1/15/2023[f]	300,750
	Avis Budget Car Rental, LLC
250,000	8.250%, 1/15/2019	271,250
	Avis Budget Group, Inc.
610,000	5.500%, 4/1/2023	564,250
	Canadian Pacific Railway Company
196,000	5.750%, 3/15/2033	209,786
	Delta Air Lines, Inc.
125,358	4.750%, 5/7/2020	132,331
	ERAC USA Finance, LLC
150,000	2.800%, 11/1/2018[f]	151,066
	Hertz Corporation
610,000	6.750%, 4/15/2019	645,075
	United Air Lines, Inc.
178,046	10.400%, 11/1/2016	199,857

	Total	2,474,365

U.S. Municipals (2.9%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Revenue Bonds
1,800,000	5.125%, 6/1/2024	1,531,098
	Dallas/Fort Worth Texas International Airport Revenue Bonds
1,800,000	5.000%, 11/1/2038	1,713,492
	Los Angeles Department Of Water & Power Revenue Bonds
2,400,000	5.000%, 7/1/2043	2,459,616

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (44.9%)	Value
U.S. Municipals (2.9%) - continued
	Massachusetts School Building Authority Sales Tax Revenue Bonds
$2,400,000	5.000%, 5/15/2043	$2,506,056
	Miami-Dade County Authority Toll System Revenue Bond (Florida Expressway)
1,800,000	5.000%, 7/1/2040	1,808,046
	New Jersey Transportation Trust Fund Authority Revenue Bonds
1,200,000	5.000%, 6/15/2042	1,219,380
	New York City Water & Sewer System Finance Authority Revenue Bonds
1,800,000	5.000%, 6/15/2047	1,858,554
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
1,800,000	5.000%, 3/15/2042	1,866,474

	Total	14,962,716

Utilities (2.6%)
	AES Corporation
860,000	7.375%, 7/1/2021	946,000
	Atlas Pipeline Partners, LP
860,000	4.750%, 11/15/2021[f]	777,225
	Buckeye Partners, LP
300,000	4.150%, 7/1/2023	292,754
	CenterPoint Energy, Inc.
255,000	6.500%, 5/1/2018	300,796
	DCP Midstream Operating, LP
300,000	2.500%, 12/1/2017	297,186
	DCP Midstream, LLC
450,000	5.850%, 5/21/2043[f]	411,750
	Electricite de France SA
1,860,000	5.250%, 12/29/2049[f,h]	1,759,374
	ENEL Finance International NV
300,000	5.125%, 10/7/2019[f]	312,993
	Energy Transfer Partners, LP
170,000	5.200%, 2/1/2022	178,720
170,000	6.500%, 2/1/2042	179,462
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,546,375
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	328,557
	ITC Holdings Corporation
300,000	4.050%, 7/1/2023	297,192
	National Rural Utilities Cooperative Finance Corporation
720,000	4.750%, 4/30/2043	666,000
	NiSource Finance Corporation
305,000	5.450%, 9/15/2020	335,886
650,000	6.125%, 3/1/2022	732,114
	NRG Energy, Inc.
370,000	8.250%, 9/1/2020	406,075
490,000	6.625%, 3/15/2023	480,200
	ONEOK Partners, LP
315,000	3.200%, 9/15/2018	320,934
315,000	5.000%, 9/15/2023	323,257

Principal Amount	Long-Term Fixed Income (44.9%)	Value
Utilities (2.6%) - continued
	PPL Capital Funding, Inc.
$300,000	4.200%, 6/15/2022	$298,531
	Southern California Edison Company
1,600,000	6.250%, 8/1/2049[h]	1,648,000
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	619,169

	Total	13,458,550

	Total Long-Term Fixed Income (cost $227,692,301)	234,111,267

Shares	Common Stock (33.5%)	Value
Consumer Discretionary (2.5%)
9,900	CEC Entertainment, Inc.	454,014
51,100	Comcast Corporation	2,307,165
18,700	Dana Holding Corporation	427,108
12,300	Dillard’s, Inc.	963,090
21,900	Home Depot, Inc.	1,661,115
27,800	Las Vegas Sands Corporation	1,846,476
132	Lear Corporation	9,447
14	Lear Corporation Warrants, $0.01, expires 11/9/2014[i]	1,950
4,200	McDonald’s Corporation	404,082
16,100	National CineMedia, Inc.	303,646
23,500	Starwood Hotels & Resorts Worldwide, Inc.	1,561,575
10,700	Strayer Education, Inc.[j]	444,264
12,200	Target Corporation	780,556
16,400	Thomson Reuters Corporation	574,164
10,900	TJX Companies, Inc.	614,651
5,300	Viacom, Inc.	442,974
5,000	Wyndham Worldwide Corporation	304,850

	Total	13,101,127

Consumer Staples (3.3%)
42,900	Altria Group, Inc.	1,473,615
13,900	Andersons, Inc.	971,610
40,600	Coca-Cola Company	1,537,928
8,500	Coca-Cola Enterprises, Inc.	341,785
7,000	Colgate-Palmolive Company	415,100
34,700	CVS Caremark Corporation	1,969,225
26,000	Dr Pepper Snapple Group, Inc.	1,165,320
10,200	Energizer Holdings, Inc.	929,730
16,800	General Mills, Inc.	805,056
20,500	PepsiCo, Inc.	1,629,750
51,000	Pinnacle Foods, Inc.	1,349,970
19,000	Procter & Gamble Company	1,436,210
10,400	Reynolds American, Inc.	507,312
10,000	Tootsie Roll Industries, Inc.[j]	308,200
31,500	Wal-Mart Stores, Inc.	2,329,740

	Total	17,170,551

Energy (3.2%)
4,400	Bristow Group, Inc.	320,144
33,700	Chevron Corporation	4,094,550
39,400	ConocoPhillips	2,738,694
17,200	Denbury Resources, Inc.[i]	316,652
50,300	Exxon Mobil Corporation	4,327,812
95,700	Nabors Industries, Ltd.	1,536,942
6,200	Seadrill, Ltd.	279,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (33.5%)	Value
Energy (3.2%) - continued
22,100	Targa Resources Corporation	$1,612,416
24,300	Teekay Corporation	1,038,825
12,100	Transocean, Ltd.	538,450

	Total	16,803,981

Financials (10.2%)
25,100	ACE, Ltd.	2,348,356
9,400	Aflac, Inc.	582,706
3,800	Alleghany Corporation[i]	1,556,670
22,800	American Express Company	1,721,856
183,600	Ares Capital Corporation	3,174,444
63,600	Ashford Hospitality Trust, Inc.	784,824
36,600	Aspen Insurance Holdings, Ltd.	1,328,214
6,700	Berkshire Hathaway, Inc.[i]	760,517
633,180	BlackRock Enhanced Equity Dividend Trust	4,761,514
16,000	Chatham Lodging Trust	285,760
10,930	Coresite Realty Corporation	370,964
18,300	Dime Community Bancshares, Inc.	304,695
31,600	Discover Financial Services	1,597,064
375,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,517,500
52,000	Fifth Third Bancorp	938,080
46,400	First Financial Bancorp	703,888
30,600	Hancock Holding Company	960,228
15,900	Horace Mann Educators Corporation	451,242
47,300	Huntington Bancshares, Inc.	390,698
17,800	Interactive Brokers Group, Inc.	334,106
150,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,798,500
10,800	iShares JP Morgan USD Emerging Markets Bond ETF	1,177,200
72,000	iShares MSCI EAFE Index Fund	4,592,880
18,500	J.P. Morgan Chase & Company	956,265
25,200	KeyCorp	287,280
1,900	MasterCard, Inc.	1,278,282
14,300	PartnerRe, Ltd.	1,309,022
24,500	Prudential Financial, Inc.	1,910,510
10,600	Silver Bay Realty Trust Corporation REIT	165,996
140,000	Solar Capital, Ltd.	3,103,800
20,700	Travelers Companies, Inc.	1,754,739
217,100	Two Harbors Investment Corporation	2,108,041
26,400	U.S. Bancorp	965,712
102,300	Wells Fargo & Company	4,227,036
6,300	Westamerica Bancorporation[j]	313,362
13,800	Zions Bancorporation	378,396

	Total	53,200,347

Health Care (3.8%)
56,800	Abbott Laboratories	1,885,192
7,800	AmerisourceBergen Corporation	476,580
7,500	Amgen, Inc.	839,550
37,600	Community Health Systems, Inc.	1,560,400
6,000	Computer Programs and Systems, Inc.	351,000
8,300	Eli Lilly and Company	417,739
5,800	Henry Schein, Inc.[i]	601,460
18,300	Johnson & Johnson	1,586,427
52,400	Medtronic, Inc.	2,790,300
202,950	PDL BioPharma, Inc.[j]	1,617,511

Shares	Common Stock (33.5%)	Value
Health Care (3.8%) - continued
163,228	Pfizer, Inc.	$4,686,276
7,700	St. Jude Medical, Inc.	413,028
19,600	WellPoint, Inc.	1,638,756
8,800	Zimmer Holdings, Inc.	722,832

	Total	19,587,051

Industrials (3.7%)
10,000	3M Company	1,194,100
13,800	Altra Holdings, Inc.	371,358
34,900	AMETEK, Inc.	1,606,098
21,700	Brink’s Company	614,110
8,000	C.H. Robinson Worldwide, Inc.	476,480
8,400	Donaldson Company, Inc.	320,292
85,300	Exelis, Inc.	1,340,063
24,500	John Bean Technologies Corporation	609,560
15,600	Landstar System, Inc.	873,288
12,100	Lockheed Martin Corporation	1,543,355
31,900	Northrop Grumman Corporation	3,038,794
28,600	Raytheon Company	2,204,202
50,700	Republic Services, Inc.	1,691,352
12,300	Roper Industries, Inc.	1,634,301
16,400	Waste Connections, Inc.	744,724
24,000	Woodward, Inc.	979,920

	Total	19,241,997

Information Technology (3.4%)
4,600	Accenture plc	338,744
32,400	Agilent Technologies, Inc.	1,660,500
26,500	Amdocs, Ltd.	970,960
11,700	Cabot Microelectronics Corporation[i]	450,684
122,900	Cisco Systems, Inc.	2,878,318
29,700	Computer Sciences Corporation	1,536,678
24,300	EPIQ Systems, Inc.	321,246
15,200	Fiserv, Inc.[i]	1,535,960
19,000	Hewlett-Packard Company	398,620
12,400	International Business Machines Corporation	2,296,232
25,175	Leidos Holdings, Inc.	1,145,966
5,300	Littelfuse, Inc.	414,566
29,800	ManTech International Corporation[j]	857,048
11,700	Motorola Solutions, Inc.	694,746
19,100	Oracle Corporation	633,547
14,385	Science Applications International Corporation[i]	485,494
29,100	Xerox Corporation	299,439
29,600	Yahoo!, Inc.[i]	981,536

	Total	17,900,284

Materials (1.0%)
151,700	Alcoa, Inc.	1,231,804
4,200	CF Industries Holdings, Inc.	885,486
8,900	Cytec Industries, Inc.	724,104
11,400	Minerals Technologies, Inc.	562,818
4,800	Monsanto Company	500,976
12,600	Sigma-Aldrich Corporation	1,074,780

	Total	4,979,968

Telecommunications Services (1.3%)
84,700	AT&T, Inc.	2,864,554
6,200	Atlantic Tele-Network, Inc.	323,206

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (33.5%)	Value
Telecommunications Services (1.3%) - continued
34,100	TW Telecom, Inc.[i]	$1,018,396
54,300	Verizon Communications, Inc.	2,533,638

	Total	6,739,794

Utilities (1.1%)
23,500	AES Corporation	312,315
21,400	CenterPoint Energy, Inc.	512,958
14,000	Empire District Electric Company	303,240
9,300	Laclede Group, Inc.	418,500
5,700	MGE Energy, Inc.	310,935
11,200	Otter Tail Corporation	309,120
10,900	PG&E Corporation	446,028
7,400	Pinnacle West Capital Corporation	405,076
39,300	Southern Company	1,618,374
7,300	WGL Holdings, Inc.	311,783
21,600	Wisconsin Energy Corporation	872,208

	Total	5,820,537

	Total Common Stock (cost $166,283,934)	174,545,637

Shares	Preferred Stock (2.8%)	Value
Financials (2.8%)
64,790	Annaly Capital Management, Inc., 7.500%[h]	1,519,326
1,200	Bank of America Corporation, Convertible, 7.250%[h]	1,296,000
20,070	CoBank ACB, 6.250%[f,h]	1,907,278
24,000	Countrywide Capital V, 7.000%	605,280
30,000	DDR Corporation, 6.250%[h]	631,800
6,000	Farm Credit Bank of Texas, 6.750%[f,h]	601,125
10,000	ING Groep NV, 8.500%[h]	254,900
44,100	Morgan Stanley, 7.125%[h]	1,111,320
19,500	PNC Financial Services Group, Inc., 6.125%[h]	492,180
15,000	Royal Bank of Scotland Group plc, 7.250%[h]	352,350
15,000	State Street Corporation, 5.250%[h]	306,900
63,000	The Allstate Corporation, 5.100%	1,461,600
29,400	The Goldman Sachs Group, Inc., 5.500%[h]	659,736
52,000	U.S. Bancorp, 6.500%[h]	1,351,480
24,000	Wells Fargo & Company, 5.850%[h]	572,880
1,200	Wells Fargo & Company, Convertible, 7.500%[h]	1,365,012

	Total	14,489,167

	Total Preferred Stock (cost $15,385,274)	14,489,167

Shares	Collateral Held for Securities Loaned (0.7%)	Value
3,441,524	Thrivent Cash Management Trust	3,441,524

	Total Collateral Held for Securities Loaned (cost $3,441,524)	3,441,524

Shares or Principal Amount	Short-Term Investments (10.8%)	Value
	Federal Home Loan Bank Discount Notes
1,100,000	0.093%, 11/22/2013[k,l]	$1,099,852
100,000	0.120%, 12/13/2013[k]	99,976
	Federal Home Loan Mortgage Corporation Discount Notes
700,000	0.055%, 2/4/2014[k,l]	699,865
	Federal National Mortgage Association Discount Notes
100,000	0.100%, 12/4/2013[k,l]	99,982
	Thrivent Cash Management Trust
53,213,296	0.070%	53,213,296
	U.S. Treasury Bills
900,000	0.062%, 12/26/2013[k]	899,866

	Total Short-Term Investments (at amortized cost)	56,112,837

	Total Investments (cost $533,931,334) 105.1%	$547,594,115

	Other Assets and Liabilities, Net (5.1%)	(26,618,412)

	Total Net Assets 100.0%	$520,975,703

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2013.
e	All or a portion of the security is insured or guaranteed.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2013, the value of these investments was $38,599,452 or 7.4% of total net assets.
g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At September 30, 2013, $1,599,740 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,843,681
Gross unrealized depreciation	(7,180,900)

Net unrealized appreciation (depreciation)	$13,662,781

Cost for federal income tax purposes	$533,931,334

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,006,366	–	4,006,366	–
Capital Goods	3,555,537	–	3,555,537	–
Communications Services	22,201,808	–	22,201,808	–
Consumer Cyclical	11,063,071	–	11,063,071	–
Consumer Non-Cyclical	6,580,945	–	6,580,945	–
Energy	4,375,222	–	4,375,222	–
Financials	2,224,645	–	2,224,645	–
Technology	3,946,853	–	3,946,853	–
Transportation	4,584,151	–	4,584,151	–
Utilities	2,355,085	–	2,355,085	–
Long-Term Fixed Income
Asset-Backed Securities	7,794,633	–	7,794,633	–
Basic Materials	5,152,435	–	5,152,435	–
Capital Goods	4,216,294	–	4,216,294	–
Collateralized Mortgage Obligations	72,213,090	–	72,213,090	–
Commercial Mortgage-Backed Securities	3,449,266	–	3,449,266	–
Communications Services	13,350,040	–	13,350,040	–
Consumer Cyclical	9,285,441	–	9,285,441	–
Consumer Non-Cyclical	13,328,706	–	13,328,706	–
Energy	10,703,099	–	10,703,099	–
Financials	43,842,858	–	43,842,858	–
Foreign Government	1,719,825	–	1,719,825	–
Mortgage-Backed Securities	15,834,789	–	15,834,789	–
Technology	2,325,160	–	2,325,160	–
Transportation	2,474,365	–	2,474,365	–
U.S. Municipals	14,962,716	–	14,962,716	–
Utilities	13,458,550	–	13,458,550	–
Common Stock
Consumer Discretionary	13,101,127	13,101,127	–	–
Consumer Staples	17,170,551	17,170,551	–	–
Energy	16,803,981	16,803,981	–	–
Financials	53,200,347	53,200,347	–	–
Health Care	19,587,051	19,587,051	–	–
Industrials	19,241,997	19,241,997	–	–
Information Technology	17,900,284	17,900,284	–	–
Materials	4,979,968	4,979,968	–	–
Telecommunications Services	6,739,794	6,739,794	–	–
Utilities	5,820,537	5,820,537	–	–
Preferred Stock
Financials	14,489,167	11,980,764	2,508,403	–
Collateral Held for Securities Loaned	3,441,524	3,441,524	–	–
Short-Term Investments	56,112,837	53,213,296	2,899,541	–
Total	$547,594,115	$243,181,221	$304,412,894	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	90,192	90,192	–	–
Total Asset Derivatives	$90,192	$90,192	$–	$–

Liability Derivatives
Futures Contracts	332,095	332,095	–	–
Total Liability Derivatives	$332,095	$332,095	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	December 2013	$4,665,494	$4,720,828	$55,334
10-Yr. U.S. Treasury Bond Futures	(130)	December 2013	(16,127,729)	(16,430,782)	(303,053)
S&P 500 Index Futures	(35)	December 2013	(14,684,983)	(14,650,125)	34,858
S&P 500 Index Mini-Futures	43	December 2013	3,628,788	3,599,746	(29,042)
Total Futures Contracts					($241,903)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$5,762,100	$55,336,199	$57,656,775	3,441,524	$3,441,524	$54,479
Cash Management Trust- Short Term Investment	43,832,825	207,729,674	198,349,203	53,213,296	53,213,296	37,270
Total Value and Income Earned	49,594,925				56,654,820	91,749

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Natural Resources Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Shares	Common Stock (95.4%)	Value
Coal & Consumable Fuels (2.4%)
140,900	Alpha Natural Resources, Inc.[a]	$839,764
91,200	Peabody Energy Corporation	1,573,200

	Total	2,412,964

Consumer Discretionary (0.2%)
5,900	CST Brands, Inc.	175,820

	Total	175,820

Consumer Staples (10.0%)
89,700	Archer-Daniels-Midland Company	3,304,548
41,000	Bunge, Ltd.	3,112,310
55,900	Ingredion, Inc.	3,698,903

	Total	10,115,761

Financials (6.0%)
41,700	DDR Corporation	655,107
30,500	Prologis, Inc.	1,147,410
20,300	RLJ Lodging Trust	476,847
29,800	SPDR Gold Trust[a,b]	3,819,466

	Total	6,098,830

Integrated Oil & Gas (11.9%)
40,600	Chevron Corporation	4,932,900
28,700	Occidental Petroleum Corporation	2,684,598
99,600	Petroleo Brasileiro SA ADR	1,542,804
48,600	Total SA ADR	2,814,912

	Total	11,975,214

Materials (4.9%)
41,300	Cliffs Natural Resources, Inc.[b]	846,650
37,300	Mosaic Company	1,604,646
20,407	Southern Copper Corporation	555,887
52,400	Teck Resources, Ltd.[b]	1,406,416
38,100	Walter Energy, Inc.[b]	534,543

	Total	4,948,142

Oil & Gas Equipment & Services (20.8%)
41,000	Dril-Quip, Inc.[a]	4,704,750
750	Frank’s International NVa	22,447
67,700	National Oilwell Varco, Inc.	5,288,047
85,300	Schlumberger, Ltd.	7,537,108
226,000	Weatherford International, Ltd.[a]	3,464,580

	Total	21,016,932

Oil & Gas Exploration & Production (23.3%)
127,200	Cobalt International Energy, Inc.[a]	3,162,192
23,800	Concho Resources, Inc.[a]	2,589,678
21,500	EOG Resources, Inc.	3,639,520
42,700	EQT Corporation	3,788,344
88,300	Marathon Oil Corporation	3,079,904
53,200	Oasis Petroleum, Inc.[a]	2,613,716
39,000	SM Energy Company	3,010,410
44,500	Southwestern Energy Company[a]	1,618,910

	Total	23,502,674

Oil & Gas Refining & Marketing (1.8%)
53,100	Valero Energy Corporation	1,813,365

	Total	1,813,365

Shares	Common Stock (95.4%)	Value
Real Estate Investment Trusts (14.1%)
18,223	Boston Properties, Inc.	$1,948,039
13,700	Camden Property Trust	841,728
33,395	Equity Residential	1,788,970
20,187	Health Care REIT, Inc.	1,259,265
27,900	Host Hotels & Resorts, Inc.	492,993
56,100	Kimco Realty Corporation	1,132,098
11,300	Macerich Company	637,772
6,910	Public Storage, Inc.	1,109,400
19,426	Simon Property Group, Inc.	2,879,516
21,400	Tanger Factory Outlet Centers, Inc.	698,710
16,947	Vornado Realty Trust	1,424,565

	Total	14,213,056

	Total Common Stock (cost $88,127,718)	96,272,758

Shares	Collateral Held for Securities Loaned (6.3%)	Value
6,374,551	Thrivent Cash Management Trust	6,374,551

	Total Collateral Held for Securities Loaned (cost $6,374,551)	6,374,551

Shares or Principal Amount	Short-Term Investments (4.6%)	Value
4,625,987	Thrivent Cash Management Trust 0.070%	4,625,987

	Total Short-Term Investments (at amortized cost)	4,625,987

	Total Investments (cost $99,128,256) 106.3%	$107,273,296

	Other Assets and Liabilities, Net (6.3%)	(6,350,041)

	Total Net Assets 100.0%	$100,923,255

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Natural Resources Fund

Schedule of Investments as of September 30, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,130,142
Gross unrealized depreciation	(10,985,102)

Net unrealized appreciation (depreciation)	$8,145,040

Cost for federal income tax purposes	$99,128,256

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2013, in valuing Natural Resources Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	2,412,964	2,412,964	–	–
Consumer Discretionary	175,820	175,820	–	–
Consumer Staples	10,115,761	10,115,761	–	–
Financials	6,098,830	6,098,830	–	–
Integrated Oil & Gas	11,975,214	11,975,214	–	–
Materials	4,948,142	4,948,142	–	–
Oil & Gas Equipment & Services	21,016,932	21,016,932	–	–
Oil & Gas Exploration & Production	23,502,674	23,502,674	–	–
Oil & Gas Refining & Marketing	1,813,365	1,813,365	–	–
Real Estate Investment Trusts	14,213,056	14,213,056	–	–
Collateral Held for Securities Loaned	6,374,551	6,374,551	–	–
Short-Term Investments	4,625,987	4,625,987	–	–
Total	$107,273,296	$107,273,296	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Fund, is as follows:

Fund	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at September 30, 2013	Value September 30, 2013	Income Earned January 1, 2013 - September 30, 2013
Cash Management Trust- Collateral Investment	$9,494,200	$48,615,446	$51,735,095	6,374,551	$6,374,551	$22,824
Cash Management Trust- Short Term Investment	2,775,481	7,174,286	5,323,780	4,625,987	4,625,987	1,916
Total Value and Income Earned	12,269,681				11,000,538	24,740

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Notes to Schedule of Investments

As of September 30, 2013

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser. The Adviser has formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board of Trustees.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

24

Notes to Schedule of Investments

As of September 30, 2013

(unaudited)

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as realized gains or losses. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. The swap contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. A seller of protection profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding. However, the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the underlying issuer or reference entity. The Funds may be either the protection seller or the protection buyer.

Certain Funds may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or

25

Notes to Schedule of Investments

As of September 30, 2013

(unaudited)

principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Funds’ Schedules of Investments for additional information.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

26

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 27, 2013	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 27, 2013	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: November 27, 2013	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer